Financial Assets at Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets [Abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2018	2019
	RMB’million	RMB’million
Listed equity investments
At January 1	3,730	3,331
Fair value change	(675)	1,031
Currency translation differences	276	99
At December 31	3,331	4,461

Summary of Movement of Other Investment

Other investments represent financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2018	2019
	RMB’million	RMB’million
At January 1	10	256
Addition (note)	276	3
Fair value change	(30)	-
Disposal	-	(4)
At December 31	256	255
Of which are:
Current	39	38
Non-current	217	217
	256	255

Note: During the year ended December 31, 2018, the Group acquired a minority stake in an entertainment and media company at a consideration of RMB160 million and invested in minority interest in certain music related media projects of Tencent in aggregate amount of RMB116 million.